iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  29 .8%
Boston Beer Co., Inc. (The) , Class A , NVS
(a) (b)
....... 6,725 $ 2,558,392
Brown-Forman Corp. , Class A ................. 32,276 2,336,783
Brown-Forman Corp. , Class B , NVS ............. 130,656 9,697,288
Coca-Cola Co. (The) ....................... 2,541,008 163,056,483
Constellation Brands, Inc. , Class A .............. 110,217 27,147,549
Keurig Dr Pepper, Inc. ...................... 610,649 23,656,542
Molson Coors Beverage Co. , Class B ............ 124,477 7,437,501
Monster Beverage Corp.
(a)
.................... 264,746 26,373,996
PepsiCo, Inc. ............................ 900,181 157,495,668
419,760,202
a
Chemicals  —  2 .1%
Corteva, Inc. ............................. 515,949 29,692,865
a
Food & Staples Retailing  —  6 .7%
Albertsons Companies, Inc. , Class A ............. 114,490 3,074,056
Casey's General Stores, Inc. .................. 26,384 5,346,718
Grocery Outlet Holding Corp.
(a) (b)
................ 62,919 2,687,900
Kroger Co. (The) .......................... 466,877 21,681,768
Performance Food Group Co.
(a)
................ 108,242 5,380,710
Sysco Corp. ............................. 361,725 30,710,452
U.S. Foods Holding Corp.
(a)
................... 158,424 4,990,356
Walgreens Boots Alliance, Inc. ................. 510,852 20,239,956
94,111,916
a
Food Products  —  20 .1%
Archer-Daniels-Midland Co. ................... 398,918 33,018,443
Bunge Ltd. .............................. 99,750 9,209,917
Campbell Soup Co. ........................ 137,865 6,803,638
Conagra Brands, Inc. ....................... 335,103 11,463,874
Darling Ingredients, Inc.
(a)
.................... 114,005 7,898,266
Flowers Foods, Inc. ........................ 133,516 3,793,190
Freshpet, Inc.
(a) (b)
.......................... 32,221 1,721,890
General Mills, Inc.
(b)
........................ 429,028 32,087,004
Hershey Co. (The) ......................... 103,924 23,690,515
Hormel Foods Corp. ........................ 204,088 10,069,702
Ingredion, Inc. ............................ 47,167 4,291,254
JM Smucker Co. (The) ...................... 74,689 9,882,848
Kellogg Co. .............................. 179,692 13,282,833
Kraft Heinz Co. (The) ....................... 497,642 18,328,155
Lamb Weston Holdings, Inc. .................. 102,670 8,178,692
McCormick & Co., Inc. , NVS .................. 178,466 15,589,005
Mondelez International, Inc. , Class A ............. 799,536 51,202,285
Pilgrim's Pride Corp.
(a)
...................... 33,567 1,052,997
Post Holdings, Inc.
(a)
........................ 39,623 3,444,824
Seaboard Corp. ........................... 182 739,036
Tyson Foods, Inc. , Class A ................... 202,806 17,848,956
283,597,324
a
Health Care Providers & Services  —  8 .0%
AmerisourceBergen Corp. .................... 106,217 15,500,247
CVS Health Corp. ......................... 654,771 62,648,489
McKesson Corp.
(b)
......................... 103,360 35,305,709
113,454,445
a
Household Products  —  22 .7%
Church & Dwight Co., Inc. .................... 172,865 15,206,934
Clorox Co. (The) .......................... 87,729 12,443,481
Colgate-Palmolive Co. ...................... 546,467 43,028,812
Kimberly-Clark Corp. ....................... 239,687 31,588,350
Procter & Gamble Co. (The) .................. 1,551,998 215,588,042
Reynolds Consumer Products, Inc. .............. 38,532 1,119,740
Security Shares Value
a
Household Products (continued)
Spectrum Brands Holdings, Inc. ................ 28,276 $ 1,966,313
320,941,672
a
Personal Products  —  0 .1%
Olaplex Holdings, Inc.
(a) (b)
.................... 88,197 1,516,989
a
Tobacco  —  10 .2%
Altria Group, Inc. .......................... 1,041,880 45,696,857
Philip Morris International, Inc. ................. 1,012,850 98,398,377
144,095,234
a
Total Common Stocks — 99.7%
(Cost: $ 1,383,433,433 ) ............................... 1,407,170,647
Total Long-Term Investments — 99.7%
(Cost: $ 1,383,433,433 ) ............................... 1,407,170,647
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 25,865,016 25,865,016
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 1,799,726 1,799,726
a
Total Short-Term Securities — 2.0%
(Cost: $ 27,661,048 ) ................................. 27,664,742
Total Investments — 101.7%
(Cost: $ 1,411,094,481 ) ............................... 1,434,835,389
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (23,585,150)
Net Assets — 100.0% ................................. $ 1,411,250,239
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Consumer Staples ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,356,847 $ 21,506,794
(a)
$ — $ (1,037) $ 2,412 $ 25,865,016 25,865,016 $ 32,967
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,290,000 — (490,274)
(a)
— — 1,799,726 1,799,726 3,423 —
$ (1,037) $ 2,412
$ 27,664,742
$ 36,390 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Index ............................................................ 52 09/16/22 $ 3,900 $ 166,816

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,407,170,647  $ —  $ —  $ 1,407,170,647
Short-Term Securities
Money Market Funds ...................................... 27,664,742  —  —  27,664,742
$ 1,434,835,389  $ —  $ —  $ 1,434,835,389
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 166,816  $ —  $ —  $ 166,816
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares